7. Trade receivables (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
TradeReceivablesLineItems [Line Items]
Trade account receivables gross	R$ 734	R$ 760
Not yet due [member]
TradeReceivablesLineItems [Line Items]
Trade account receivables gross	574	609
Overdue receivables less than 30 days [member]
TradeReceivablesLineItems [Line Items]
Trade account receivables gross	80	79
Overdue receivables 30 To 60 days [member]
TradeReceivablesLineItems [Line Items]
Trade account receivables gross	67	21
Overdue receivables 61 to 90 days [member]
TradeReceivablesLineItems [Line Items]
Trade account receivables gross	8	5
Overdue receivables more than 90 days [member]
TradeReceivablesLineItems [Line Items]
Trade account receivables gross	R$ 5	R$ 46